Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 392	$ 409
Research and development expenses	(3,417)	(3,273)
General and administrative expenses	(1,471)	(1,576)
Operating loss	(4,496)	(4,440)
Total financial income (expense), net	276	(185)
Net loss	$ (4,220)	$ (4,625)
Basic net loss per share (in Dollars per share)	$ 0	$ 0
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)	1,202,110,110	815,746,293